Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity	6 Months Ended
Jun. 30, 2023 shares
Schedule Of Share Based Payment Arrangement Restricted Stock And Restricted Stock Unit Activity Abstract
Beginning balance	42,968
Granted
Exercised
Expired
Forfeited
Ending balance	42,968